Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues		$ 32,804,336	$ 48,519,836	$ 28,229,149
Cost of revenues		31,876,586	45,769,459	26,167,083
Gross profit		927,750	2,750,377	2,062,066
Operating expenses:
Selling		50,176	41,613	32,133
General and administrative		2,797,933	911,531	775,961
Research and development		79,544	79,985	58,161
Total operating expenses		2,927,653	1,033,129	866,255
Income (loss) from operations		(1,999,903)	1,717,248	1,195,811
Other income (loss):
Interest expense		(45,956)	(41,186)	(20,902)
Interest income		363,312	76,096
Issuance costs allocated to warrant liability		(919,022)
Change in fair value of warrant liability		6,761,462
Other income (expense)		(12,469)	(16,909)	15,496
Total other income (loss), net		6,147,327	18,001	(5,406)
Income (loss) before income taxes		4,147,424	1,735,249	1,190,405
Income tax expense		(270,744)	(443,582)	(220,653)
Net income		3,876,680	1,291,667	969,752
Comprehensive income
Net income		3,876,680	1,291,667	969,752
Foreign currency translation gain (loss)		(1,134)	387	68,180
Total Comprehensive income		$ 3,875,546	$ 1,292,054	$ 1,037,932
Earnings per ordinary share*
Basic (in Dollars per share)	[1]	$ 1.66	$ 1.06	$ 0.87
Diluted (in Dollars per share)	[1]	$ 1.32	$ 1.06	$ 0.87
Weighted average number of ordinary shares outstanding
Basic (in Shares)		2,334,136	1,224,000	1,104,533
Diluted (in Shares)		2,397,036	1,224,000	1,104,533

[1]	Retrospectively restated for effect of reverse share split on January 14, 2025 (see Note 12).